CONVERTIBLE DEBT (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Debt Disclosure [Abstract]
Schedule of convertible debt
	As of
	December 31, 2016	June 30, 2016
Current:
Convertible Security	$4,827	$-
Long Term, net of current:
Convertible Security	$-	$5,991
Convertible Notes	530	475
	$530	$6,466

	As of June 30,
	2016	2015
Convertible Notes	$475	$-
Convertible Security	5,991	-
	$6,466	$-

Schedule of components associated with convertible notes

The following table discloses the components associated with this transaction on the closing date:

Convertible Notes
Face value of Notes on closing	$800
Less:
Transaction costs	(47)
Conversion component	(360)
Convertible notes, opening balance	$393

Schedule of changes in the notes balance

Changes in the Company’s outstanding convertible promissory notes (the “Convertible Notes”) balance are comprised of the following:

Convertible Notes
Balance, June 30, 2016	$475
Accreted interest, net of interest paid	55
Balance, December 31, 2016	$530
Changes in the Notes balance are comprised of the following:
Convertible Notes
Notes, balance on closing	$393
Accreted interest, net of interest paid	82
Balance, June 30, 2016	$475

Schedule of derivative liability related to the conversion feature

The changes in the derivative liability related to the conversion feature are as follows:

Derivative Liability
Balance, June 30, 2016	$330
Change in fair value of derivative liability	(157)
Balance, December 31, 2016	$173

The changes in the derivative liability related to the conversion feature are as follows:

Derivative Liability
Opening balance	$360
Change in fair value of derivative liability	(30)
Balance, June 30, 2016	$330

Schedule of change in convertible security balance

Changes in the Lind Partners Asset Management IV, LLC (“Lind”) convertible security (the “Convertible Security”) balance are comprised of the following:

Convertible Security
Balance, June 30, 2016	$5,991
Conversions, at fair value	(983)
Change in fair market value	(181)
Balance, December 31, 2016	$4,827

Changes in the Convertible Security balance are comprised of the following:

Convertible Security
Opening balance	$4,500
Conversions	(638)
Change in fair market value	2,129
Balance, June 30, 2016	$5,991